UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (96.7%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.8%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	$500,000	$566,470

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	350,000	394,247

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	250,000	280,670

			1,241,387
Ohio (93.6%)

Akron, G.O. Bonds, AGM, 5s, 12/1/25	AA	1,005,000	1,121,841

Allen Cnty., Hosp. Fac. Rev. Bonds (Catholic Hlth. Care), Ser. A, 5 1/4s, 6/1/38	AA-	1,000,000	1,138,490

American Muni. Pwr., Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, AGO, U.S. Govt. Coll., 5 3/4s, 2/15/39 (Prerefunded 2/15/19)	AA	1,500,000	1,770,600
Ser. A, 5 1/4s, 2/15/33	A1	250,000	287,910
5s, 2/15/39	A1	1,000,000	1,130,760
(Prairie State Energy Campus), 5s, 2/15/38	A1	90,000	97,286
(Prairie State Energy Campus), U.S. Govt. Coll., 5s, 2/15/38 (Prerefunded 2/15/18)	AAA/P	1,410,000	1,579,510

Barberton, City School Dist. G.O. Bonds (School Impt.), U.S. Govt. Coll., 5 1/4s, 12/1/28 (Prerefunded 6/1/18)	AA	1,390,000	1,582,251

Brookfield, Local School Dist. G.O. Bonds (School Fac. Impt.), AGM, 5s, 1/15/26	Aa2	1,000,000	1,104,860

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	2,000,000	1,635,740
5 3/8s, 6/1/24	B3	690,000	598,403

Cincinnati, G.O. Bonds, Ser. D, 4s, 12/1/32	Aa2	500,000	530,390

Cincinnati, City School Dist. COP, AGM
5s, 12/15/28 (Prerefunded 12/15/16)	AA	1,840,000	1,988,985
5s, 12/15/28 (Prerefunded 12/15/16)	AA	660,000	713,440

Cleveland, G.O. Bonds, Ser. A, AGO, 5s, 12/1/29	AA	2,000,000	2,160,620

Cleveland, Arpt. Syst. Rev. Bonds, Ser. C, AGM, 5s, 1/1/23	AA	1,500,000	1,603,980

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways), Ser. B, AGO, 5s, 10/1/29	AA	1,000,000	1,098,450

Cleveland, Pkg. Fac. Rev. Bonds, AGM
5 1/4s, 9/15/22	AA	1,630,000	1,915,152
5 1/4s, 9/15/22 (Escrowed to maturity)	AA	770,000	958,750

Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL, zero %, 11/15/25	AA-	3,000,000	2,067,630

Cleveland, State U. Rev. Bonds, 5s, 6/1/37	A1	1,500,000	1,680,840

Cleveland, Urban Renewal Increment Rev. Bonds (Rock & Roll Hall of Fame), 6 3/4s, 3/15/18	B/P	555,000	557,353

Cleveland, Wtr. Rev. Bonds (2nd Lien)
Ser. X, 5s, 1/1/42	Aa1	1,000,000	1,125,190
Ser. A, 5s, 1/1/26	Aa2	500,000	583,770

Cleveland-Cuyahoga Cnty., Rev. Bonds (Euclid Ave. Dev., Corp.), 5s, 8/1/39	A2	1,000,000	1,102,460

Columbus, G.O. Bonds, Ser. A
5s, 2/15/25	Aaa	1,500,000	1,814,520
5s, 8/15/24	Aaa	1,000,000	1,237,350

Columbus, Swr. VRDN, Ser. B, 0.01s, 6/1/32	VMIG1	1,430,000	1,430,000

Cuyahoga Cmnty., College Dist. Rev. Bonds
Ser. C, 5 1/4s, 2/1/29	Aa2	995,000	1,155,046
Ser. D, 5s, 8/1/32	Aa2	750,000	856,448
Ser. C, 5s, 8/1/25	Aa2	1,500,000	1,736,730

Cuyahoga Cnty., COP (Convention Hotel), 5s, 12/1/27	Aa3	1,250,000	1,454,800

Dayton, City School Dist. G.O. Bonds, 5s, 11/1/23	Aa2	750,000	906,173

Elyria, OH City School Dist. G.O. Bonds (Classroom Fac. & School Impt.)
SGI, 5s, 12/1/35 (Prerefunded 6/1/17)	A1	110,000	120,838
U.S. Govt. Coll., SGI, 5s, 12/1/35 (Prerefunded 6/1/17)	A1	390,000	428,427

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A3	590,000	599,511

Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB-	1,100,000	1,218,239
5s, 11/15/44	A-/F	1,000,000	1,068,880

Gallia Cnty., Local School Impt. Dist. G.O. Bonds, 5s, 11/1/27	Aa2	815,000	977,234

Greene Cnty., Hosp. Facs. Rev. Bonds (Kettering Hlth. Network), 5 1/2s, 4/1/39	A	1,000,000	1,125,850

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	AA-	1,745,000	1,833,559

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 6 5/8s, 1/1/46	BBB	590,000	682,660

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC
zero %, 12/1/24	A2	3,000,000	2,212,530
zero %, 12/1/22	A2	500,000	403,780

Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds
(Metro. Swr. Dist.), Ser. A, NATL, U.S. Govt. Coll., 5s, 12/1/28 (Prerefunded 12/1/16)	AA+	1,500,000	1,618,815
Ser. A, 5s, 12/1/22	AA+	750,000	917,835

Hamilton, City School Dist. G.O. Bonds (School Impt.), AGM, U.S. Govt. Coll., 5s, 12/1/26	AA	2,000,000	2,161,540

Huran Cnty., Human Svcs. G.O. Bonds, NATL, 6.55s, 12/1/20	Aa3	1,540,000	1,736,750

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA	700,000	786,065

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,115,000	1,266,830

Lakewood, City School Dist. G.O. Bonds
NATL, zero %, 12/1/17	Aa2	1,190,000	1,147,838
AGM, zero %, 12/1/16	Aa2	1,250,000	1,228,688

Lancaster, City Fac. Construction & Impt. School Dist. G.O. Bonds, 5s, 10/1/37	AA	1,000,000	1,119,500

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H, AGO, 5s, 2/1/29	AA	2,000,000	2,196,280

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/30	A-	750,000	830,723

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB-	500,000	566,315

Lucas Cnty., Hlth. Care Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	700,000	775,824

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	727,617

Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), 5 1/4s, 5/15/17	A2	1,250,000	1,316,750

Montgomery Cnty., Rev. Bonds (Catholic Hlth. Initiatives), Ser. D, 6 1/4s, 10/1/33	A2	1,000,000	1,157,530

Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. C, 0.01s, 11/15/39	Aa3	1,100,000	1,100,000

Mount Healthy, City School Dist. G.O. Bonds (School Impt.), AGM, 5 1/4s, 12/1/22	A1	1,105,000	1,240,086

Napoleon, City Facs. Construction & Impt. School Dist. G.O. Bonds, 5s, 12/1/36	Aa3	500,000	549,935

New Albany, Plain Local School Dist. G.O. Bonds (School Impt.), 4s, 12/1/29	Aa1	1,410,000	1,506,712

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., 5s, 11/1/28	Aaa	660,000	698,359

OH State G.O. Bonds
(Hwy. Cap. Impts.), Ser. Q, 5s, 5/1/27	AAA	1,500,000	1,783,290
Ser. R, 5s, 5/1/24	AAA	1,000,000	1,242,330
(Infrastructure Impt.), Ser. B, 5s, 8/1/23	Aa1	1,250,000	1,541,050

OH State Rev. Bonds
(Regl. Swr. Dist.), 5s, 11/15/49	Aa1	1,250,000	1,427,288
(Northeast OH Regl. Swr. Dist.), 5s, 11/15/44	Aa1	250,000	289,965
Ser. A, U.S. Govt. Coll., 5s, 10/1/22 (Prerefunded 4/1/18)	AA-	3,090,000	3,482,399
(Revitalization), Ser. A, AMBAC, U.S. Govt. Coll., 5s, 4/1/19 (Prerefunded 4/1/16)	AA-	1,750,000	1,840,353

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	1,000,000	1,126,620

OH State Air Quality Dev. Auth. Rev. Bonds (Buckeye Pwr. Recvy. Zone Fac.), 6s, 12/1/40	A2	1,000,000	1,168,010

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	300,000	317,937

OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	1,000,000	1,178,120
(U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,200,000	1,391,016
(U. of Dayton), 5 1/2s, 12/1/36	A2	1,000,000	1,128,240

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Summa Hlth. Syst. - 2010), 5 3/4s, 11/15/40	Baa1	1,000,000	1,111,030
(Kenyon College), 5s, 7/1/44	A1	2,000,000	2,185,120
(Xavier U.), 5s, 5/1/40	A3	750,000	824,550
(Oberlin Coll.), 5s, 10/1/31	Aa2	650,000	749,229
(Cleveland Clinic Hlth.), 5s, 1/1/31	Aa2	1,500,000	1,710,660
(Cleveland Clinic Hlth.), 5s, 1/1/25	Aa2	1,145,000	1,347,905

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.01s, 1/1/43	VMIG1	1,400,000	1,400,000

OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.), Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s, 9/1/33	Aaa	35,000	35,000

OH State Poll. Control Rev. Bonds (Standard Oil Co.), 6 3/4s, 12/1/15	A2	1,700,000	1,745,288

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	350,000	406,385
5s, 2/15/48	A1	1,250,000	1,373,625

OH State U. Rev. Bonds
Ser. A, 5s, 12/1/39	Aa1	1,000,000	1,162,310
(Gen. Receipts Special Purpose), Ser. A, 5s, 6/1/38	Aa2	1,000,000	1,136,430

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	750,000	804,750

OH U. Gen. Recipients Athens Rev. Bonds
5s, 12/1/43	Aa3	1,035,000	1,162,564
5s, 12/1/42	Aa3	500,000	558,425

Penta Career Ctr. COP, 5s, 4/1/20	Aa3	1,500,000	1,699,845

Princeton, City School Dist. G.O. Bonds, 5s, 12/1/36	AA	500,000	576,600

Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	1,830,000	1,911,563

River Valley, Local School Dist. G.O. Bonds (School Fac. Construction & Impt.), AGM, 5 1/4s, 11/1/23	Aa2	300,000	367,791

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	1,250,000	1,389,025

South Western City, School Dist. G.O. Bonds (Franklin & Pickway Cnty.), AGM, 4 3/4s, 12/1/23	Aa2	2,000,000	2,144,300

Steubenville Hosp. Rev. Bonds (Trinity Hlth. Syst.), 5s, 10/1/30	A3	500,000	557,880

Sylvania, City School Dist. G.O. Bonds (School Impt.), AGO, 5s, 12/1/27	AA	1,500,000	1,624,980

Toledo, City School Facs Impt. Dist. G.O. Bonds, 5s, 12/1/26	Aa2	1,000,000	1,182,260

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa1	1,900,000	2,383,683

U. of Akron Rev. Bonds, Ser. A, 5s, 1/1/28	A1	1,000,000	1,154,860

U. of Cincinnati Rev. Bonds
Ser. F, 5s, 6/1/34	Aa3	1,500,000	1,719,225
Ser. A, 5s, 6/1/31	Aa3	500,000	572,335
Ser. A, 5s, 6/1/30	Aa3	1,000,000	1,148,200

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group)
Ser. A, 5 3/4s, 7/1/33	A	500,000	591,310
5s, 7/1/39	A	1,000,000	1,118,420

Westerville, G.O. Bonds
AMBAC, 5s, 12/1/26	Aaa	105,000	116,330
AMBAC, U.S. Govt Coll., 5s, 12/1/26 (Prerefunded 12/1/17)	Aaa	1,215,000	1,358,030

Westlake, Rev. Bonds (American Greetings-Crocker Park Pub. Impt.), 5s, 12/1/33	Aa1	1,000,000	1,154,110

Youngstown State U. Rev. Bonds
AGO, 5 1/4s, 12/15/29	AA	500,000	570,525
5s, 12/15/25	A+	500,000	562,010

Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S. Govt. Coll.
7 3/8s, 10/1/21 (Escrowed to maturity)	AAA/P	220,000	236,841
7 3/8s, 10/1/20 (Escrowed to maturity)	AAA/P	205,000	220,693
7 3/8s, 10/1/19 (Escrowed to maturity)	AAA/P	185,000	199,162
7 3/8s, 10/1/18 (Escrowed to maturity)	AAA/P	180,000	193,779
7 3/8s, 10/1/17 (Escrowed to maturity)	AAA/P	160,000	172,248
7 3/8s, 10/1/16 (Escrowed to maturity)	AAA/P	155,000	166,865

			136,769,987
Puerto Rico (1.5%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 3/8s, 5/15/33	BBB	395,000	396,805

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	B	1,000,000	745,060

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	B	435,000	284,386
Ser. C, 5 1/4s, 8/1/41	B	370,000	240,041
Ser. A, NATL, zero %, 8/1/43	AA-	3,000,000	455,070

			2,121,362
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	300,000	338,883
Ser. A-1, 5s, 10/1/39	Baa2	375,000	396,015
Ser. A, 5s, 10/1/25	Baa2	350,000	393,512

			1,128,410
TOTAL INVESTMENTS

Total investments (cost $131,703,729)(b)			$141,261,146

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $146,110,811.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $131,669,255, resulting in gross unrealized appreciation and depreciation of $10,311,076 and $719,185, respectively, or net unrealized appreciation of $9,591,891.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	21.1%
	Education	16.7
	Healthcare	16.7
	Prerefunded	12.8
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	11.3%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management have established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$141,261,146	$—

Totals by level	$—	$141,261,146	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015